RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Related Party Balances

Related party balances as of June 30, 2019 and 2018 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2019	June 30, 2018

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000